Interest Expense and Amortized Debt Issuance Costs	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Interest Expense And Amortized Debt Issuance Costs [Abstract]
Interest Expense and Amortized Debt Issuance Costs	Interest Expense and Amortized Debt Issuance Costs
The following table summarizes interest expense and amortized debt issuance costs for the three months ended March 31, (in thousands):

	Three Months Ended March 31,
	2022	2021
Interest expense	$6,839	$3,950
Amortized debt issuance costs	609	521
Interest expense and amortized debt issuance costs	$7,448	$4,471
Interest Expense and Amortized Debt Issuance Costs
The following table summarizes interest expense and amortized debt issuance costs for the years ended December 31 (in thousands):

	2021	2020	2019
Interest expense	$21,809	$18,722	$20,091
Amortized debt issuance costs	2,310	1,945	1,785
Interest expense and amortized debt issuance costs	$24,119	$20,667	$21,876